CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Income Statement [Abstract]
Revenues, net							$ 28,651
Cost of Goods Sold							11,109
Gross profit							17,542
Operating Expenses:
Research and development	$ 224,026	$ 348,104	$ 854,706	$ 1,097,877	$ 1,382,995	$ 2,192,724	4,987,236
Selling and marketing							165,175
General and administrative	627,575	894,745	1,740,511	2,598,884	$ 3,016,684	$ 3,936,635	4,889,179
Total Operating Expenses	851,601	1,242,849	2,595,217	3,696,761	4,399,679	6,129,359	10,041,590
Operating Loss	$ (851,601)	$ (1,242,849)	$ (2,595,217)	(3,696,761)	(4,399,679)	(6,129,359)	(10,024,048)
Other Income (Expense):
Income from assets held for investment, net (Note 3)				193,607	193,607	1,245,165	2,206,216
Interest income		$ 523	$ 11	569	586	353	1,519
Interest expense	$ (89,372)	(78,126)	(256,574)	(243,506)	(321,670)	(530,222)	(592,525)
Change in fair value of derivative liabilities (Note 10)	$ (455,184)	$ 1,591,375	665,491	$ 1,360,818	4,525,739	(3,140,259)	(1,081,440)
Gain on extinguishment of debt (Note 4)			327,839
Net Income/(Loss) Before Undernoted	$ (1,396,157)	$ 270,923	$ (1,858,450)	$ (2,385,273)
Minority Interest Share of Loss
Net Income (Loss)	$ (1,396,157)	$ 270,923	$ (1,858,450)	$ (2,385,273)	(1,417)	(8,554,322)	(9,490,278)
Preferred Stock Dividend					2,058,329	1,722,474	376,746
Net Loss Available to Common Stockholders	$ (1,396,157)	$ (1,149,127)	$ (1,858,450)	$ (4,213,602)	$ (2,059,746)	$ (10,276,796)	$ (9,867,024)
Net Loss per Common Share (Note 6) - Basic	$ (0.002)	$ (0.002)	$ (0.002)	$ (0.006)	$ (0.003)	$ (0.023)	$ (0.030)
Net Loss per Common Share (Note 6) - Diluted	$ (0.002)	$ (0.002)	$ (0.002)	$ (0.006)	$ (0.003)	$ (0.023)	$ (0.030)
Basic Shares Used to Compute Earnings per Share (Note 6)	791,855,062	727,041,541	787,175,380	649,133,385
Diluted Shares Used to Compute Earnings/(Loss) per Share (Note 6)	791,855,062	727,041,541	787,175,380	649,133,385
Other Comprehensive Income/(Loss)
Change in foreign currency translation adjustments	$ (9,553)	$ (4,613)	$ (21,682)	$ (9,633)
Other Comprehensive Income/(Loss)	(9,553)	(4,613)	(21,682)	(9,633)
Comprehensive Income/(Loss)	$ (1,405,710)	266,310	$ (1,836,768)	(2,375,640)
Preferred Stock Dividend (Note 7)		1,420,050		1,828,329
Comprehensive Loss Availble to Common Stockholders	$ (1,405,710)	$ (1,153,740)	$ (1,836,768)	$ (4,203,969)